Intangible assets - Goodwill allocation (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill allocation
Goodwill	£ 1,482	£ 1,628	£ 1,648
Shareholder-backed
Goodwill allocation
Goodwill	1,458	1,475
Shareholder-backed | M&G
Goodwill allocation
Goodwill	1,153	1,153
Shareholder-backed | Other
Goodwill allocation
Goodwill	305	322
With-profits
Goodwill allocation
Goodwill	24	153
With-profits | Venture funds investments
Goodwill allocation
Goodwill	£ 24	£ 153